Restricted Net Assets	12 Months Ended
Jun. 30, 2021
Restricted Net Assets
Restricted Net Assets

12.  Restricted Net Assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiary and VIEs, the Group’s ability to pay dividends is primarily dependent on receiving distributions of funds from its PRC subsidiary and VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by its PRC subsidiary and VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiary and VIEs included in the Group’s consolidated net assets are also non-distributable for dividend purposes.

In accordance with the PRC regulations on Enterprises with Foreign Investment, a WFOE established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A WFOE is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Hywin WFOE is subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for a discretionary surplus reserve, at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. All of the Group’s PRC consolidated VIEs are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Group’s PRC subsidiary and VIEs are restricted in their ability to transfer a portion of their net assets to the Company. As of June 30, 2020 and 2021, net assets restricted in the aggregate, which include paid-in capital and statutory reserve funds of the Group’s PRC subsidiary and VIEs, that are included in the Company’s consolidated net assets were approximately RMB552,959 and RMB409,838, respectively.

Financial information of Parent Company

The Company was incorporated on July 19, 2019 and became parent company of the Group upon the completion of the Reorganization on September 29, 2019. The following disclosures presented the financial positions of the Parent Company as of June 30, 2020 and 2021, and results of operations and cash flows for the years ended June 30, 2019, 2020 and 2021, as if the current corporate structure has been in existence throughout the periods presented.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s condensed financial statements, its investments in subsidiaries and VIEs are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2020	2021	2021
	(RMB)	(RMB)	(US$)

Assets
Investments in subsidiaries and VIEs	500,257	720,927	111,597
Total Assets	500,257	720,927	111,597
Liabilities and Equity

Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 and 56,000,000 shares as of June 30, 2020 and 2021, respectively)	34	36	6
Additional paid-in capital	500,581	503,050	77,870
Accumulated gain	5,903	213,560	33,058
Accumulated other comprehensive (loss)/income	(6,261)	4,281	663
Total equity	500,257	720,927	111,597

Total Liabilities and Equity	500,257	720,927	111,597

Statements of Operations

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Share of (loss)/income from subsidiaries and VIEs	(88,540)	106,151	207,657	31,369
Net (loss)/income	(88,540)	106,151	207,657	31,369

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Cash flows from operating activities	—	—	—	—
Investment in subsidiaries	—	—	(180,677)	(27,293)
Cash flows from investing activities	—	—	(180,677)	(27,293)
Proceeds from issuance of ordinary shares from IPO	—	—	180,677	27,293
Cash flows from financing activities	—	—	180,677	27,293
Effect of exchange rate changes	—	—	—	—
Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at beginning of the year	—	—	—	—
Cash and cash equivalents at end of the year	—	—	—	—